MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO      ANNUAL REPORT


PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------
Comparison of the change of a $10,000 investment in Mitchell Hutchins Series Trust--Tactical Allocation Portfolio (Class H) and the S&P 500 Index, from September 28, 1998 through December 31, 1999

               TACTICAL ALLOCATION
                  PORTFOLIO (H)            S&P 500 INDEX
9/1/98               $10,000                $10,000
 10/98               $11,150                $10,812
 11/98               $11,817                $11,467
 12/98               $12,498                $12,128
  1/99               $13,018                $12,635
  2/99               $12,607                $12,242
  3/99               $13,094                $12,731
  4/99               $13,572                $13,224
  5/99               $13,245                $12,912
  6/99               $13,958                $13,629
  7/99               $13,538                $13,203
  8/99               $13,471                $13,137
  9/99               $13,098                $12,777
 10/99               $13,912                $13,586
 11/99               $14,181                $13,862
 12/99               $14,811                $14,677


AVERAGE ANNUAL TOTAL RETURN (%), PERIODS ENDED 12/31/99
-------------------------------------------------------
                            6 Months    1 Year    Inception*
Class H                       6.11      18.43       36.66
Class I                       6.12       N/A        18.52
S&P 500 Index                 7.70      21.03       35.94



* Inception: since commencement of issuance on September 28, 1998 for Class H shares and January 5, 1999 for Class I shares. Index performance is shown as of inception of oldest share class.

  The investment return and the principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of less than one year are not annualized.

  Past performance is no guarantee of future performance. Figures assume reinvestment of all dividends and capital gains distributions, if any, at net asset value on the payable dates and do not include sales charges. In addition, for the fiscal year ended 1999, the Portfolio's adviser voluntarily waived payment of certain fees (including the distribution fee payable by Class I Shares). Absent this waiver, performance would have been lower. Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts.

[Sidenote]
The graph depicts the performance of Mitchell Hutchins Series Trust--Tactical Allocation Portfolio (Class H) and the S&P 500 Index. Fees and expenses of Class I Shares are higher than those of Class H Shares and the performance of Class I Shares will differ from the performance of Class H Shares. It is important to note the Tactical Allocation Portfolio is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

ANNUAL REPORT


Dear Contract Owner,                                           February 15, 2000

We are pleased to present you with the annual report for the Mitchell Hutchins Series Trust--Tactical Allocation Portfolio (the "Portfolio") for the fiscal year ended December 31, 1999.


MARKET REVIEW
--------------------------------------------------------------------------------
[ICON] All of the major equity markets gained during the fiscal year, but none more than the NASDAQ Composite, which, propelled by technology stocks, rocketed up 85.59%. The Dow Jones Industrial Average (Dow) and Standard and Poor's 500 Index (S&P 500) saw strong gains of 27.29% and 21.03%, respectively. Throughout the fiscal year, a relatively small number of stocks led the charge, and market breadth fell to a three-year low. In ever-greater numbers, investors chased technology stocks, where earnings growth and positive earnings surprises have been strong.


PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------
The Portfolio attempts to outperform the S&P 500 over the long term with less volatility by shifting assets between stocks and bonds or cash. Management employs the Tactical Allocation Model (the "Model") to determine the Portfolio's asset mix between an equity portion designed to track the performance of the Index and a fixed-income portion consisting of either bonds (five-year U.S. Treasury notes) or cash (30-day U.S. Treasury bills). The Portfolio may deviate from the recommendations of the Model in certain instances, including meeting diversification requirements. For example, the Portfolio may not invest more than 55% of its total assets in U.S. Treasury obligations, even if the Model indicates a higher percentage.

   The Model is a systematic, quantitative approach to calculating the risk premium of stocks and bonds. The Model compares the expected return of the stock market and of bonds with the "risk-free" asset (the one-year Treasury bill) to determine the equity risk premium (ERP) and bond risk premium (BRP). The ERP reflects whether investors are being compensated adequately for the risk of owning stocks. If so, the Portfolio will invest in the stock market in order to take advantage of the return potential that stocks provide.

PORTFOLIO CHARACTERISTICS*
                                   12/31/99           6/30/99          12/31/98
--------------------------------------------------------------------------------

Equities                              76%               98%               96%
Cash Equivalents                      24%               2%                4%
Number of Holdings                    471               467               467
Price to Earnings (P/E) Ratio(1)     32.1x              N/A               N/A
Turnover Rate                        110%               70%               6%
Equity Risk Premium                  4.80%             5.98%             6.37%
Bond Risk Premium                    0.52%             0.75%             0.16%

--------------------------------------------------------------------------------

* Weightings represent percentages of portfolio assets as of December 31, 1999, unless indicated otherwise. The Portfolio is actively managed and its composition will vary over time.
(1)   P/E for fiscal year 1999.

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO      ANNUAL REPORT

TOP TEN HOLDINGS*

                            12/31/99                                   6/30/99
--------------------------------------------------------------------------------
Microsoft Corp.                 3.7%      Microsoft Corp.                 4.0%
General Electric Co.            3.1       General Electric Co.            3.2
Cisco Systems Inc.              2.2       IBM Corp.                       2.1
Wal Mart Stores Inc.            1.9       Wal Mart Stores Inc.            1.9
Exxon/Mobil Corp.               1.7       Cisco Systems Inc.              1.8
Intel Corp.                     1.7       Lucent Technologies Inc.        1.8
Lucent Technologies Inc.        1.5       Intel Corp.                     1.7
IBM Corp.                       1.2       Exxon Corp.                     1.6
Citigroup Inc.                  1.2       AT&T Corp.                      1.6
America Online Inc.             1.0       Merck & Co. Inc.                1.5
--------------------------------------------------------------------------------
Total                          19.2       Total                          21.2

TOP FIVE SECTORS*

As of 12/31/99                            As of 6/30/99
--------------------------------------------------------------------------------
Technology                     23.7%      Technology                     22.0%
Financial Services             13.3       Financial Services             19.7
Consumer Cyclicals             10.2       Consumer Cyclicals             16.0
Utilities                       7.5       Healthcare                     11.6
Healthcare                      6.9       Utilities                      10.5
--------------------------------------------------------------------------------
Total                          61.6       Total                          79.8

The Model's ERP stood at 5.98% on July 1, above the 5.5% hurdle rate for full investment in equities, so the Portfolio began the period with substantially all its assets invested in stocks. The ERP remained above 5.5% and the Portfolio remained fully invested in equities through November. Rising short-term rates and improving stock prices during November bumped the ERP and BRP readings down to 5.18% and 0.41%, respectively, as of the December 1 reading. These changes prompted a shift, on December 1, of about 25% of the Portfolio's assets out of equities and into cash. (A BRP below 0.5% dictates a shift into cash; a BRP of 0.5% or higher dictates a shift into bonds.)

   At fiscal year-end the ERP measured 4.80%, down from the month-earlier reading of 5.18% and now below the 5.00-5.49% range (which signals that the Portfolio's equity allocation be reduced by an additional 25%). The BRP rose above 0.50% to a reading of 0.52% at period-end. The new BRP reading dictated that the Portfolio's non-equity position be placed entirely in bonds. So the December 31, 1999 readings caused the Portfolio's asset allocation target to shift to 50% stocks/50% bonds for the month of January. This new BRP reading implies that for stocks to fare reasonably well, we would need either interest-rate relief or an extraordinary increase in profit expectations.


* Weightings represent percentages of portfolio assets as of December 31, 1999, unless indicated otherwise. The Portfolio is actively managed and its composition will vary over time.

ANNUAL REPORT


  Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,

/s/ Margo Alexander                    /s/ Brian M. Storms

MARGO ALEXANDER                        BRIAN M. STORMS
Chairman and                           President and
Chief Executive Officer                Chief Operating Officer
Mitchell Hutchins                      Mitchell Hutchins
Asset Management Inc.                  Asset Management Inc.

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO


PORTFOLIO OF INVESTMENTS                                DECEMBER 31, 1999

 NUMBER OF
  SHARES                                                       VALUE
----------                                                  ------------
COMMON STOCKS--75.95%

AGRICULTURE, FOOD & BEVERAGE--2.27%
       3,500   Archer-Daniels-Midland Co. ..............    $     42,656
       1,600   Bestfoods Co. ...........................          84,100
       2,400   Campbell Soup Co. .......................          92,850
      13,900   Coca-Cola Co. ...........................         809,675
       2,400   Coca-Cola Enterprises, Inc. .............          48,300
       2,800   Conagra, Inc. ...........................          63,175
       1,700   General Mills, Inc. .....................          60,775
       2,000   Heinz, H. J. and Co. ....................          79,625
         800   Hershey Foods Corp. .....................          38,000
       2,300   Kellogg Co. .............................          70,869
       2,000   Nabisco Group Holdings Corp. ............          21,250
       8,200   Pepsico, Inc. ...........................         289,050
         800   Quaker Oats Co. .........................          52,500
         800   Supervalue, Inc. ........................          16,000
       1,800   Sysco Corp. .............................          71,213
       3,200   Unilever N.V. ...........................         174,200
         700   Wrigley, Wm. Jr., Co. ...................          58,056
                                                            ------------
                                                               2,072,294
                                                            ------------
AIRLINES--0.17%
         800   AMR Corp.* ..............................          53,600
         800   Delta Air Lines, Inc. ...................          39,850
       2,800   Southwest Airlines Co. ..................          45,325
         400   US Airways Group, Inc.* .................          12,825
                                                            ------------
                                                                 151,600
                                                            ------------
ALCOHOL--0.36%
       2,600   Anheuser-Busch Companies, Inc. ..........         184,275
         400   Brown Forman Corp., Class B .............          22,900
         200   Coors Adolph Co. ........................          10,500
       2,400   Seagram Co., Ltd. .......................         107,850
                                                            ------------
                                                                 325,525
                                                            ------------
APPAREL, RETAIL--0.36%
       4,800   Gap, Inc. ...............................         220,800
       1,200   Limited, Inc. ...........................          51,975
         800   Nordstrom, Inc. .........................          20,950
       1,800   TJX Companies, Inc. .....................          36,788
                                                            ------------
                                                                 330,513
                                                            ------------
APPAREL, TEXTILES--0.25%
         400   Liz Claiborne, Inc. .....................          15,050
       1,600   Nike, Inc. ..............................          79,300
       5,100   Sara Lee Corp. ..........................         112,519
         700   V. F. Corp. .............................          21,000
                                                            ------------
                                                                 227,869
                                                            ------------
BANKS--4.94%
       2,200   Amsouth Bancorpation ....................          42,488
       4,100   Bank of New York Co., Inc. ..............         164,000
       6,500   Bank One Corp. ..........................         208,406
       9,600   BankAmerica Corp. .......................         481,800
       1,900   BB & T Corp. ............................          52,013
       4,600   Chase Manhattan Corp. ...................         357,362
      19,000   Citigroup, Inc. .........................       1,055,687
         900   Comerica, Inc. ..........................          42,019
       1,700   Fifth Third Bancorp .....................         124,737
       5,600   First Union Corp. .......................         183,750
       5,500   Firstar Corp. ...........................         116,187
       5,100   FleetBoston Financial Corp. .............         177,544
       1,300   Huntington Bancshares, Inc. .............          31,038
       1,000   J.P. Morgan & Co., Inc. .................         126,625
       2,600   KeyCorp. ................................          57,525
       2,800   Mellon Financial Corp. ..................          95,375
       3,500   National City Corp. .....................          82,906
       1,200   Northern Trust Corp. ....................          63,600
         700   Old Kent Financial Corp. ................          24,763
       1,700   PNC Bank Corp. ..........................          75,650
       1,300   Regions Financial Corp. .................          32,663
         600   Republic Bank of New York ...............          43,200
       1,000   SouthTrust Corp. ........................          37,813
         900   State Street Corp. ......................          65,756
       1,000   Summit Bancorp, Inc. ....................          30,625
       1,800   Suntrust Banks, Inc. ....................         123,862
       1,600   Synovus Financial Corp. .................          31,800
         800   Union Planters Corp. ....................          31,550
       4,100   US Bancorp, Inc. ........................          97,631
       1,100   Wachovia Corp. ..........................          74,800
       9,200   Wells Fargo and Co. .....................         372,025
                                                            ------------
                                                               4,505,200
                                                            ------------
CHEMICALS--1.70%
       1,300   Air Products & Chemicals, Inc. ..........          43,631
         500   Ashland, Inc. ...........................          16,469
         600   Avery Dennison Corp. ....................          43,725
       1,200   Dow Chemical Co. ........................         160,350
       5,900   DuPont (E.I.) de Nemours & Co. ..........         388,662
         500   Eastman Chemical Co. ....................          23,844
         700   Ecolab, Inc. ............................          27,387
         700   Engelhard Corp. .........................          13,213
         200   FMC Corp.* ..............................          11,463
         900   Goodyear Tire & Rubber Co. ..............          25,369
         300   Great Lakes Chemical Corp. ..............          11,456
         600   Hercules, Inc. ..........................          16,725
       1,700   Illinois Tool Works, Inc. ...............         114,856
         500   Kerr-McGee Corp. ........................          31,000
       2,200   Minnesota Mining & Manufacturing Co. ....         215,325
       3,600   Monsanto Co. ............................         128,250
       1,000   PPG Industries, Inc. ....................          62,562
         900   Praxair, Inc. ...........................          45,281
       1,200   Rohm & Haas Co. .........................          48,825
         500   Sealed Air Corp.* .......................          25,906


                                                                               5

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO

 NUMBER OF
  SHARES                                                       VALUE
----------                                                  ------------
COMMON STOCKS--(CONTINUED)

CHEMICALS--(CONCLUDED)
       1,000   Sherwin Williams Co. ....................    $     21,000
         800   Union Carbide Corp. .....................          53,400
         600   Vulcan Materials Co. ....................          23,963
                                                            ------------
                                                               1,552,662
                                                            ------------
COMPUTER HARDWARE--6.19%
       1,900   3Com Corp.* .............................          89,300
         600   Adaptec, Inc.* ..........................          29,925
         900   Apple Computer, Inc.* ...................          92,531
       1,000   Cabletron Systems, Inc.* ................          26,000
      18,400   Cisco Systems, Inc.* ....................       1,971,100
       9,600   Compaq Computer Corp. ...................         259,800
      14,300   Dell Computer Corp.* ....................         729,300
       5,700   EMC Corp.* ..............................         622,725
       1,800   Gateway, Inc.* ..........................         129,712
       5,700   Hewlett-Packard Co. .....................         649,444
         700   Lexmark International Group, Inc.* ......          63,350
         800   Network Appliance, Inc.* ................          66,450
       1,500   Pitney Bowes, Inc. ......................          72,469
       1,200   Seagate Technology, Inc.* ...............          55,875
       1,100   Silicon Graphics, Inc.* .................          10,794
       8,800   Sun Microsystems, Inc.* .................         681,450
       3,800   Xerox Corp. .............................          86,212
                                                            ------------
                                                               5,636,437
                                                            ------------
COMPUTER SOFTWARE--6.69%
         700   Adobe Systems, Inc. .....................          47,075
         400   Autodesk, Inc. ..........................          13,500
       1,400   BMC Software, Inc.* .....................         111,912
         500   Citrix Systems, Inc.* ...................          61,500
       3,000   Computer Associates International, Inc. .         209,812
       2,000   Compuware Corp.* ........................          74,500
      10,100   International Business Machines Corp. ...       1,090,800
      29,000   Microsoft Corp.* ........................       3,385,750
       1,900   Novell, Inc.* ...........................          75,881
       8,000   Oracle Systems Corp.* ...................         896,500
       1,500   Parametric Technology Corp.* ............          40,594
       1,400   Peoplesoft, Inc.* .......................          29,838
       1,700   Unisys Corp.* ...........................          54,294
                                                            ------------
                                                               6,091,956
                                                            ------------
CONSTRUCTION--0.12%
         300   Armstrong World Industries, Inc. ........          10,013
         400   Centex Corp. ............................           9,875
         500   Fluor Corp. .............................          22,937
       2,600   Masco Corp. .............................          65,975
                                                            ------------
                                                                 108,800
                                                            ------------
CONSUMER DURABLES--0.14%
         500   Black & Decker Corp. ....................          26,125
         500   Grainger,W.W., Inc. .....................          23,907
       1,100   Leggett & Platt, Inc. ...................          23,581
         500   Maytag Corp. ............................          24,000
         400   Whirlpool Corp. .........................          26,025
                                                            ------------
                                                                 123,638
                                                            ------------

DEFENSE & AEROSPACE--0.50%
       5,300   Boeing Co. ..............................         220,281
       1,100   General Dynamics Corp. ..................          58,025
         700   Goodrich, B.F., Co. .....................          19,250
       2,300   Lockheed Martin Corp. ...................          50,313
         400   Northrop Grumman Corp. ..................          21,625
       1,900   Raytheon Co., Class B ...................          50,469
         700   TRW, Inc. ...............................          36,356
                                                            ------------
                                                                 456,319
                                                            ------------
DIVERSIFIED RETAIL--2.58%
       1,200   Costco Wholesale Corp.* .................         109,500
       2,500   Dayton Hudson Corp. .....................         183,594
         700   Dillard Department Stores, Inc. .........          14,131
       1,200   Federated Department Stores, Inc.* ......          60,675
       2,900   K Mart Corp.* ...........................          29,181
         900   Kohls Corp.* ............................          64,969
       1,900   May Department Stores Co.* ..............          61,275
       1,500   Penney, J.C., Inc. ......................          29,906
       2,200   Sears Roebuck & Co. .....................          66,963
      25,000   Wal Mart Stores, Inc. ...................       1,728,125
                                                            ------------
                                                               2,348,319
                                                            ------------
DRUGS & MEDICINE--4.82%
         700   Allergan, Inc. ..........................          34,825
       7,300   American Home Products Corp. ............         287,894
       5,700   Amgen, Inc.* ............................         342,356
      11,100   Bristol-Myers Squibb Co. ................         712,481
       1,600   Cardinal Health, Inc. ...................          76,600
       6,100   Lilly, Eli & Co. ........................         405,650
       1,600   McKesson HBOC, Inc. .....................          36,100
      13,100   Merck & Co., Inc. .......................         878,519
      21,800   Pfizer, Inc. ............................         707,137
       2,900   Pharmacia & Upjohn, Inc. ................         130,500
       8,300   Schering-Plough Corp. ...................         350,156
         600   Sigma-Aldrich Corp. .....................          18,038
       4,800   Warner Lambert Co. ......................         393,300
         500   Watson Pharmaceuticals, Inc.* ...........          17,906
                                                            ------------
                                                               4,391,462
                                                            ------------
ELECTRIC UTILITIES--1.25%
       1,200   AES Corp.* ..............................          89,700
         800   Ameren Corp. ............................          26,200
       1,100   American Electric Power, Inc. ...........          35,338
         900   Carolina Power & Light Co. ..............          27,394
       1,200   Central & South West Corp. ..............          24,000


6

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO


 NUMBER OF
  SHARES                                                       VALUE
----------                                                  ------------
COMMON STOCKS--(CONTINUED)

ELECTRIC UTILITIES--(concluded)
         900   Cinergy Corp. ...........................   $      21,713
         700   CMS Energy Corp. ........................          21,831
       1,200   Consolidated Edison, Inc. ...............          41,400
         800   Constellation Energy Group, Inc. ........          23,200
       1,100   Dominion Resources, Inc. ................          43,175
         800   DTE Energy Co. ..........................          25,100
       2,000   Duke Energy Corp. .......................         100,250
       2,000   Edison International, Inc. ..............          52,375
       1,400   Entergy Corp. ...........................          36,050
       1,300   FirstEnergy Corp. .......................          29,494
         500   Florida Progress Corp. ..................          21,156
       1,000   FPL Group, Inc. .........................          42,812
         700   GPU Inc. ................................          20,956
         700   New Century Energies, Inc. ..............          21,263
       1,100   Niagara Mohawk Holdings, Inc.* ..........          15,331
         900   Northern States Power Co. ...............          17,550
       1,000   PECO Energy Co. .........................          34,750
         800   Pennsylvania Power & Light Co. ..........          18,300
       2,200   PG&E Corp. ..............................          45,100
         500   Pinnacle West Capital Corp. .............          15,281
       1,200   Public Service Enterprise Group, Inc. ...          41,775
       1,700   Reliant Energy, Inc. ....................          38,887
       1,400   Sempra Energy ...........................          24,325
       3,800   Southern Co. ............................          89,300
       1,600   Texas Utilities Co. .....................          56,900
       1,200   Unicom Corp. ............................          40,200
                                                            ------------
                                                               1,141,106
                                                            ------------
ELECTRICAL EQUIPMENT--5.13%
         800   ADC Telecommunications, Inc.* ...........          58,050
         400   Comverse Technology, Inc.* ..............          57,900
       1,400   Corning, Inc. ...........................         180,512
         800   Danaher Corp. ...........................          38,600
       1,200   Dover Corp. .............................          54,450
         400   Eaton Corp. .............................          29,050
       1,000   General Instrument Corp.* ...............          85,000
       4,400   Honeywell, Inc. .........................         253,825
         500   Johnson Controls, Inc. ..................          28,438
         500   KLA-Tencor Corp. * ......................          55,687
      17,600   Lucent Technologies, Inc. ...............       1,316,700
         300   Millipore Corp. .........................          11,588
         900   Molex, Inc. .............................          51,019
       3,400   Motorola, Inc. ..........................         500,650
       7,500   Nortel Networks Corp. ...................         757,500
         600   PE Corp. ................................          72,187
       4,000   Qualcomm, Inc.* .........................         704,500
         400   Scientific-Atlanta, Inc. ................          22,250
       1,600   Solectron Corp.* ........................         152,200
         300   Tektronix, Inc. .........................          11,663
       2,300   Tellabs, Inc.* ..........................         147,631
       1,000   Teradyne, Inc.* .........................          66,000
       1,000   Thermo Electron Corp.* ..................          15,000
                                                            ------------
                                                               4,670,400
                                                            ------------
ELECTRICAL POWER--0.27%
         600   Cooper Industries, Inc. .................          24,263
         200   Cummins Engine Co., Inc. ................           9,663
       2,500   Emerson Electric Co. ....................         143,437
       1,100   Rockwell International Corp. ............          52,662
         400   Thomas & Betts Corp. ....................          12,750
                                                            ------------
                                                                 242,775
                                                            ------------
ENERGY RESERVES & PRODUCTION--3.39%
         500   Amerada Hess Corp. ......................          28,375
         700   Anadarko Petroleum Corp. ................          23,888
         700   Apache Corp. ............................          25,856
       1,800   Atlantic Richfield Co. ..................         155,700
       1,200   Burlington Resources, Inc. ..............          39,675
       3,700   Chevron Corp. ...........................         320,512
      19,400   Exxon Mobil Corp. .......................       1,562,912
       2,100   Occidental Petroleum Corp. ..............          45,413
       1,400   Phillips Petroleum Co. ..................          65,800
      12,100   Royal Dutch Petroleum Co., ADR ..........         731,294
         800   Tosco Corp. .............................          21,750
       1,500   Union Pacific Resources Group, Inc. .....          19,125
       1,400   Unocal Corp. ............................          46,987
                                                            ------------
                                                               3,087,287
                                                            ------------
ENTERTAINMENT--0.44%
       3,500   Carnival Corp. ..........................         167,344
       3,900   Viacom, Inc., Class B* ..................         235,706
                                                            ------------
                                                                 403,050
                                                            ------------
ENVIRONMENTAL SERVICES--0.07%
       3,500   Waste Management, Inc. ..................          60,156
                                                            ------------
FINANCIAL SERVICES--5.14%
       2,500   American Express Co. ....................         415,625
       1,400   AON Corp. ...............................          56,000
       4,100   Associates First Capital Corp. ..........         112,494
         600   Block, H&R, Inc. ........................          26,250
       1,100   Capital One Financial Corp. .............          53,006
       4,000   Cendant Corp.* ..........................         106,250
         700   Countrywide Credit Industries, Inc. .....          17,675
         800   Equifax, Inc. ...........................          18,850
       3,900   Federal Home Loan Mortgage Corp. ........         183,544
       5,800   Federal National Mortgage Association ...         362,137
      18,500   General Electric Co. ....................       2,862,875
       2,600   Household International, Inc. ...........          96,850
       1,500   Marsh & McLennan Companies, Inc. ........         143,531


                                                                               7

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO


 NUMBER OF
  SHARES                                                       VALUE
----------                                                  ------------
COMMON STOCKS--(CONTINUED)

FINANCIAL SERVICES--(CONCLUDED)
       4,500   MBNA Corp. ..............................     $   122,625
         800   Providian Financial Corp. ...............          72,850
         900   SLM Holding Corp. .......................          38,025
                                                            ------------
                                                               4,688,587
                                                            ------------
FOOD RETAIL--0.32%
       2,400   Albertson's, Inc. .......................          77,400
       4,700   Kroger Co.* .............................          88,713
       2,900   Safeway, Inc.* ..........................         103,131
         900   Winn Dixie Stores, Inc. .................          21,544
                                                            ------------
                                                                 290,788
                                                            ------------
FOREST PRODUCTS, PAPER--0.74%
         300   Bemis, Inc. .............................          10,463
         300   Boise Cascade Corp. .....................          12,150
         500   Champion International Corp. ............          30,969
       1,200   Fort James Corp. ........................          32,850
       1,000   Georgia-Pacific Corp. ...................          50,750
       2,300   International Paper Co. .................         129,806
       3,100   Kimberly Clark Corp. ....................         202,275
         700   Louisiana Pacific Corp. .................           9,975
         600   Mead Corp. ..............................          26,062
       1,100   Pactiv Corp.* ...........................          11,688
         300   Temple-Inland, Inc. .....................          19,781
         600   Westvaco Corp. ..........................          19,575
       1,300   Weyerhaeuser Co. ........................          93,356
         600   Willamette Industries, Inc. .............          27,862
                                                            ------------
                                                                 677,562
                                                            ------------
FREIGHT, AIR, SEA & LAND--0.08%
       1,700   FDX Corp.* ..............................          69,594
                                                            ------------
GAS UTILITY--0.15%
         500   Columbia Energy Group ...................          31,625
         500   Consolidated Natural Gas Co. ............          32,469
         200   Eastern Enterprises .....................          11,488
       1,300   El Paso Energy Corp. ....................          50,456
         300   NICOR, Inc. .............................           9,750
                                                            ------------
                                                                 135,788
                                                            ------------
HEAVY MACHINERY--0.06%
       1,300   Deere & Co. .............................          56,388
                                                            ------------
HOTELS--0.11%
         700   Harrah's Entertainment, Inc.* ...........          18,506
       2,100   Hilton Hotels Corp. .....................          20,213
       1,400   Marriott International, Inc. ............          44,187
       1,100   Mirage Resorts, Inc.* ...................          16,844
                                                            ------------
                                                                  99,750
                                                            ------------
HOUSEHOLD PRODUCTS--1.69%
         400   Alberto Culver Co. ......................          10,325
       1,400   Avon Products, Inc. .....................          46,200
       1,300   Clorox Co. ..............................          65,488
       3,300   Colgate-Palmolive Co. ...................         214,500
         900   Fortune Brands, Inc. ....................          29,756
       6,000   Gillette Co. ............................         247,125
         600   International Flavors and Fragrances ....          22,650
       1,600   Newell Rubbermaid, Inc. .................          46,400
       7,400   Procter & Gamble Co. ....................         810,762
       1,800   Ralston Purina Co. ......................          50,175
                                                            ------------
                                                               1,543,381
                                                            ------------
INDUSTRIAL PARTS--0.54%
       2,000   Caterpillar, Inc. .......................          94,125
       1,100   Genuine Parts Co. .......................          27,294
         900   Ingersoll Rand Co. ......................          49,556
         500   ITT Industries, Inc. ....................          16,719
         700   Pall Corp. ..............................          15,094
         600   Parker-Hannifin Corp. ...................          30,787
         400   Snap-On, Inc. ...........................          10,625
         500   Stanley Works ...........................          15,062
         800   Textron, Inc. ...........................          61,350
       2,700   United Technologies Corp. ...............         175,500
                                                            ------------
                                                                 496,112
                                                            ------------
INDUSTRIAL SERVICES & SUPPLIES--0.01%
         400   Ryder Systems, Inc. .....................           9,775
                                                            ------------
INFORMATION & COMPUTER SERVICES--2.76%
      12,600   America Online, Inc.* ...................         950,512
       3,500   Automatic Data Processing, Inc. .........         188,562
         800   Ceridian Corp.* .........................          17,250
         900   Computer Sciences Corp.* ................          85,163
         900   Dun & Bradstreet Corp. ..................          26,550
       2,600   Electronic Data Systems Corp. ...........         174,038
       2,400   First Data Corp. ........................         118,350
       1,700   IMS Health, Inc. ........................          46,219
       1,600   Interpublic Group Companies, Inc. .......          92,300
       1,000   Omnicom Group, Inc. .....................         100,000
       1,400   Paychex, Inc. ...........................          56,000
         700   Quintiles Transnational Corp.* ..........          13,081
       1,500   Yahoo, Inc.* ............................         649,031
                                                            ------------
                                                               2,517,056
                                                            ------------
LEISURE--0.20%
         600   Brunswick Corp. .........................          13,350
       1,800   Eastman Kodak Co. .......................         119,250
       1,100   Hasbro, Inc. ............................          20,969
       2,400   Mattel, Inc. ............................          31,500
                                                            ------------
                                                                 185,069
                                                            ------------
LIFE INSURANCE--0.50%
         900   Aetna Life & Casualty Co. ...............          50,231
       1,500   AFLAC, Inc. .............................          70,781
       1,400   American General Corp. ..................         106,225
       1,100   CIGNA Corp. .............................          88,619


8

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO


 NUMBER OF
  SHARES                                                       VALUE
----------                                                  ------------
COMMON STOCKS--(CONTINUED)

LIFE INSURANCE--(CONCLUDED)
       1,900   Conseco, Inc. ...........................    $     33,963
       1,100   Lincoln National Corp. ..................          44,000
         700   Torchmark, Inc. .........................          20,344
       1,400   UNUM Provident Corp. ....................          44,887
                                                            ------------
                                                                 459,050
                                                            ------------
LONG DISTANCE & PHONE COMPANIES--5.37%
      18,000   AT&T Corp. ..............................         913,500
       8,700   Bell Atlantic Corp. .....................         535,594
      10,600   BellSouth Corp. .........................         496,212
         800   CenturyTel, Inc. ........................          37,900
       4,300   Global Crossing, Ltd.*(1) ...............         215,000
       5,500   GTE Corp. ...............................         388,094
      15,900   MCI WorldCom, Inc.* .....................         843,694
      19,200   SBC Communications, Inc. ................         936,000
       4,900   Sprint Corp. ............................         329,831
       2,800   U.S. West, Inc. .........................         201,600
                                                            ------------
                                                               4,897,425
                                                            ------------
MEDIA--2.04%
       4,300   CBS Corp.* ..............................         274,931
       1,900   Clear Channel Communications* ...........         169,575
       4,200   Comcast Corp., Class A ..................         212,363
      11,600   Disney, Walt Co. ........................         339,300
       3,400   MediaOne Group, Inc.* ...................         261,163
         300   Meredith Corp. ..........................          12,506
       7,200   Time Warner, Inc. .......................         521,550
       1,300   Tribune Co. .............................          71,581
                                                            ------------
                                                               1,862,969
                                                            ------------
MEDICAL PRODUCTS--2.23%
       8,600   Abbott Laboratories .....................         312,288
         600   Alza Corp.* .............................          20,775
         300   Bard, C.R., Inc. ........................          15,900
         300   Bausch & Lomb, Inc. .....................          20,531
       1,600   Baxter International, Inc. ..............         100,500
       1,400   Becton, Dickinson & Co. .................          37,450
         600   Biomet, Inc. ............................          24,000
       2,300   Boston Scientific Corp.* ................          50,313
       1,700   Guidant Corp. ...........................          79,900
       7,800   Johnson & Johnson .......................         726,375
         400   Mallinckrodt Group, Inc. ................          12,725
       6,700   Medtronic, Inc. .........................         244,131
         500   St. Jude Medical, Inc.* .................          15,344
       9,500   Tyco International, Ltd. ................         369,312
                                                            ------------
                                                               2,029,544
                                                            ------------
MEDICAL PROVIDERS--0.27%
       3,200   Columbia/HCA Healthcare Corp. ...........          93,800
         600   HCR Manor Care, Inc. ....................           9,600
       2,300   HEALTHSOUTH Corp.* ......................          12,362
       1,700   Service Corp. International .............          11,794
       1,800   Tenet Healthcare Corp.* .................          42,300
       1,000   United Healthcare Corp. .................          53,125
         400   Wellpoint Health Networks, Inc.* ........          26,375
                                                            ------------
                                                                 249,356
                                                            ------------
MINING & METALS--0.46%
       1,300   Alcan Aluminum, Ltd. ....................          53,544
       2,100   Alcoa, Inc. .............................         174,300
         600   Allegheny Technologies, Inc. ............          13,463
         700   Crown Cork & Seal, Inc. .................          15,663
       1,100   Inco, Ltd.* .............................          25,850
         500   Nucor Corp. .............................          27,406
         900   Owens Illinois, Inc.* ...................          22,556
         500   Phelps Dodge Corp. ......................          33,562
         400   Reynolds Metals Co. .....................          30,650
         500   USX-U.S. Steel Group, Inc. ..............          16,500
         500   Worthington Industries, Inc. ............           8,281
                                                            ------------
                                                                 421,775
                                                            ------------
MOTOR VEHICLES AND PARTS--0.82%
       1,000   DANA Corp. ..............................          29,938
       3,200   Delphi Automotive Systems Corp. .........          50,400
       6,800   Ford Motor Co. ..........................         363,375
       3,600   General Motors Corp. ....................         261,675
         400   Navistar International Corp.* ...........          18,950
         500   PACCAR, Inc. ............................          22,156
                                                            ------------
                                                                 746,494
                                                            ------------
OIL REFINING--0.67%
       1,200   Coastal Corp. ...........................          42,525
       3,500   Conoco, Inc. ............................          87,062
       4,000   Enron Corp. .............................         177,500
         600   Sunoco, Inc. ............................          14,100
       3,100   Texaco, Inc. ............................         168,369
       1,800   USX-Marathon Group ......................          44,438
       2,400   Williams Companies, Inc. ................          73,350
                                                            ------------
                                                                 607,344
                                                            ------------
OIL SERVICES--0.38%
       1,900   Baker Hughes, Inc. ......................          40,019
       2,500   Halliburton Co. .........................         100,625
         500   Rowan Companies, Inc.* ..................          10,844
       3,100   Schlumberger, Ltd. ......................         174,375
         601   Transocean Sedco Forex, Inc. ............          20,259
                                                            ------------
                                                                 346,122
                                                            ------------
OTHER INSURANCE--1.57%
       4,500   Allstate Corp. ..........................         108,000
       8,700   American International Group, Inc. ......         940,687
       1,000   Chubb Corp. .............................          56,312
         900   Cincinnati Financial Corp. ..............          28,069
       1,200   Hartford Financial Services Group, Inc. .          56,850
         600   Jefferson-Pilot Corp. ...................          40,950
         600   Loews Corp. .............................          36,412

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO

 NUMBER OF
  SHARES                                                       VALUE
----------                                                  ------------
COMMON STOCKS--(CONCLUDED)

OTHER INSURANCE--(CONCLUDED)
         600   MBIA, Inc. ..............................    $     31,688
         600   MGIC Investment Corp. ...................          36,113
         400   Progressive Corp. .......................          29,250
         800   SAFECO Corp. ............................          19,900
       1,300   St. Paul Companies, Inc. ................          43,794
                                                            ------------
                                                               1,428,025
                                                            ------------
PRECIOUS METALS--0.12%
       2,200   Barrick Gold Corp. ......................          38,912
         900   Freeport-McMoran Copper & Gold, Inc.* ...          19,013
       1,500   Homestake Mining Co. ....................          11,719
         900   Newmont Mining Corp. ....................          22,050
       1,900   Placer Dome, Inc. .......................          20,425
                                                            ------------
                                                                 112,119
                                                            ------------
PUBLISHING--0.42%
         400   American Greetings Corp., Class A .......           9,450
         400   Deluxe Corp. ............................          10,975
         700   Donnelley, R.R. & Sons Co. ..............          17,369
         500   Dow Jones & Co., Inc. ...................          34,000
       1,600   Gannett, Inc. ...........................         130,500
         400   Harcourt General, Inc. ..................          16,100
         500   Knight Ridder, Inc. .....................          29,750
       1,100   McGraw-Hill Companies, Inc. .............          67,787
       1,000   New York Times Co., Class A .............          49,125
         300   Times Mirror Co. ........................          20,100
                                                            ------------
                                                                 385,156
                                                            ------------
RAILROADS--0.28%
       2,600   Burlington Northern Santa Fe, Inc. ......          63,050
       1,200   CSX Corp. ...............................          37,650
         600   Kansas City Southern Industries, Inc. ...          44,775
       2,200   Norfolk Southern Corp. ..................          45,100
       1,400   Union Pacific Corp. .....................          61,075
                                                            ------------
                                                                 251,650
                                                            ------------
RESTAURANTS--0.41%
         800   Darden Restaurants, Inc. ................          14,500
       7,600   McDonalds Corp. .........................         306,375
         900   Tricon Global Restaurants, Inc.* ........          34,762
         700   Wendy's International, Inc. .............          14,438
                                                            ------------
                                                                 370,075
                                                            ------------
SECURITIES & ASSET MANAGEMENT--1.07%
         800   Bear Stearns Company, Inc. ..............          34,200
       4,600   Charles Schwab Corp. ....................         176,525
       1,500   Franklin Resources, Inc. ................          48,094
         700   Lehman Brothers Holdings, Inc. ..........          59,281
       2,100   Merrill Lynch & Co., Inc. ...............         175,350
       3,200   Morgan Stanley Dean Witter & Co. ........         456,800
         700   T. Rowe Price & Associates, Inc. ........          25,856
                                                            ------------
                                                                 976,106
                                                            ------------


SEMICONDUCTOR--2.93%
         800   Advanced Micro Devices, Inc.* ...........          23,150
       1,000   Analog Devices, Inc.* ...................          93,000
       2,100   Applied Materials, Inc.* ................         266,044
      18,800   Intel Corp. .............................       1,547,475
         800   LSI Logic Corp.* ........................          54,000
       1,500   Micron Technology, Inc.* ................         116,625
       1,000   National Semiconductor Corp.* ...........          42,813
         300   Perkinelmer, Inc. .......................          12,506
       4,500   Texas Instruments, Inc. .................         435,937
       1,800   Xilinx, Inc.* ...........................          81,844
                                                            ------------
                                                               2,673,394
                                                            ------------
SPECIALTY RETAIL--1.80%
         800   Autozone, Inc.* .........................          25,850
         800   Bed, Bath & Beyond, Inc.* ...............          27,800
       1,200   Best Buy Company, Inc.* .................          60,225
       1,100   Circuit City Stores, Inc. ...............          49,569
         600   Consolidated Stores Corp.* ..............           9,750
       2,200   CVS Corp. ...............................          87,863
       1,500   Dollar General Corp. ....................          34,125
      12,900   Home Depot, Inc. ........................         884,456
       2,200   Lowe's Companies, Inc. ..................         131,450
       1,900   Office Depot, Inc.* .....................          20,781
       1,500   Rite Aid Corp. ..........................          16,781
       2,600   Staples, Inc.* ..........................          53,950
       1,100   Tandy Corp. .............................          54,106
       1,400   Toys R Us, Inc.* ........................          20,038
       5,600   Walgreen Co. ............................         163,800
                                                            ------------
                                                               1,640,544
                                                            ------------
THRIFT--0.13%
         900   Golden West Financial Corp. .............          30,150
       3,300   Washington Mutual, Inc. .................          85,800
                                                            ------------
                                                                 115,950
                                                            ------------
TOBACCO--0.37%
      13,300   Philip Morris Companies, Inc. ...........         308,394
       1,000   UST, Inc. ...............................          25,187
                                                            ------------
                                                                 333,581
                                                            ------------
WIRELESS TELECOMMUNICATIONS--0.67%
       1,800   Alltel Corp. ............................         148,838
       2,100   Nextel Communications, Inc.* ............         216,562
       2,400   Sprint Corp.* ...........................         246,000
                                                            ------------
                                                                 611,400
                                                            ------------
TOTAL COMMON STOCKS (cost--$63,447,839) ................     $69,215,297
                                                            ------------

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO


 Principal
  Amount
   (000)                                                                         Maturity Dates    Interest Rates       Value
-----------                                                                      --------------   ----------------    -----------
Short-Term U.S. Government and Agency Obligations@--24.01%
$    20,779   U.S. Treasury Bills (1) ........................................      01/06/00       4.570 to 4.720%    $20,765,801
      1,114   Federal Home Loan Bank Discounted Notes ........................      01/03/00            1.500           1,113,907
                                                                                                                      -----------
Total Short-Term U.S. Government and Agency Obligations (cost--$21,879,708) ..                                         21,879,708
                                                                                                                      -----------
Total Investments (cost--$85,327,547)--99.96% ................................                                         91,095,005
Other assets in excess of liabilities--0.04% .................................                                             32,099
                                                                                                                      -----------
Net Assets--100.00% ..........................................................                                        $91,127,104
                                                                                                                      -----------
                                                                                                                      -----------

----------------
@      Yield to maturity on discounted securities.
*      Non-income producing security.
(1)    Security, or a portion thereof, was on loan at December 31, 1999.
ADR    American Depositary Receipt.

                 See accompanying notes to financial statements.

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO


STATEMENT OF ASSETS AND LIABILITIES                                            DECEMBER 31, 1999
ASSETS
Investments in securities, at value (cost--$85,327,547) .......................    $  91,095,005
Investments of cash collateral received for securities
   loaned, at value (cost--$10,338,900) .......................................       10,338,900
Cash ..........................................................................            1,008
Dividends and interest receivable .............................................           62,258
Other assets ..................................................................           11,010
                                                                                   -------------
Total assets ..................................................................      101,508,181
                                                                                   -------------
LIABILITIES
Collateral for securities loaned ..............................................       10,338,900
Payable to affiliates .........................................................           36,585
Accrued expenses and other liabilities ........................................            5,592
                                                                                   -------------
Total liabilities .............................................................       10,381,077
                                                                                   -------------

NET ASSETS
Beneficial interest--$0.001 par value (unlimited amount authorized) ...........       84,831,469
Undistributed net investment income ...........................................           32,542
Accumulated net realized gains from investment transactions ...................          495,635
Net unrealized appreciation of investments ....................................        5,767,458

Net assets ....................................................................       91,127,104
                                                                                   -------------
                                                                                   -------------

CLASS H:
Net assets ....................................................................    $  36,713,600
                                                                                   -------------
Shares outstanding ............................................................        2,226,463
                                                                                   -------------
Net asset value, offering price and redemption value per share ................           $16.49
                                                                                   -------------
                                                                                   -------------

CLASS I:
Net assets ....................................................................    $  54,413,504
                                                                                   -------------
Shares outstanding ............................................................        3,302,469
                                                                                   -------------
Net asset value, offering price and redemption value per share ................           $16.48
                                                                                   -------------
                                                                                   -------------

                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO


STATEMENT OF OPERATIONS


                                                                                        FOR THE
                                                                                      YEAR ENDED
                                                                                   DECEMBER 31, 1999
                                                                                   -----------------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $3,882) .........................   $     538,401
Interest .......................................................................         120,678
                                                                                   -------------
                                                                                         659,079
                                                                                   -------------

EXPENSES:
Investment advisory and administration .........................................         221,102
Distribution fees--Class I .....................................................          43,639
Legal and audit ................................................................          36,470
Custody and accounting .........................................................          26,532
Reports and notices to shareholders ............................................          21,651
Trustees' fees .................................................................           7,500
Interest Expense ...............................................................           3,384
Transfer agency fees and related service expenses ..............................           2,500
Other expenses .................................................................           7,765
                                                                                   -------------
                                                                                         370,543
Less: Fee waiver from adviser ..................................................         (44,090)
                                                                                   -------------
Net expenses ...................................................................         326,453
                                                                                   -------------
Net investment income ..........................................................         332,626
                                                                                   -------------

REALIZED AND UNREALIZED GAINS FROM INVESTMENTS:
Net realized gains from investment transactions ................................       6,095,928
Net change in unrealized appreciation/depreciation of investments ..............       2,759,506
                                                                                   -------------
NET REALIZED AND UNREALIZED GAINS FROM INVESTMENT ACTIVITIES ...................       8,855,434
                                                                                   -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................   $   9,188,060
                                                                                   -------------
                                                                                   -------------


                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO


STATEMENT OF CHANGES IN NET ASSETS

                                                                                               FOR THE PERIOD
                                                                                FOR THE         SEPTEMBER 28,
                                                                               YEAR ENDED       1998+ THROUGH
                                                                              DECEMBER 31,      DECEMBER 31,
                                                                                  1999              1998
                                                                             --------------     -------------
FROM OPERATIONS:
Net investment income .....................................................  $      332,626     $      28,318
Net realized gains from investment transactions ...........................       6,095,928           167,248
Net change in unrealized appreciation/depreciation of investments .........       2,759,506         3,007,952
                                                                             --------------     -------------
Net increase in net assets resulting from operations ......................       9,188,060         3,203,518
                                                                             --------------     -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Class H ............................................        (121,887)          (28,368)
Net investment income--Class I ............................................        (178,197)          --
Net realized gains from investments--Class H ..............................      (2,297,887)         (119,054)
Net realized gains from investments--Class I ..............................      (3,350,550)          --
                                                                             --------------     -------------
Total dividends and distributions to shareholders .........................     (5,948,521)          (147,422)
                                                                             --------------     -------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares ......................................     87,368,412         19,989,470
Cost of shares repurchased ................................................    (28,070,328)         (552,029)
Proceeds from dividends reinvested ........................................      6,095,944            --
                                                                             --------------     -------------

Net increase in net assets from beneficial interest transactions ..........     65,394,028         19,437,441
                                                                             --------------     -------------
Net increase in net assets ................................................     68,633,567         22,493,537

NET ASSETS:
Beginning of period .......................................................     22,493,537            --
                                                                             --------------     -------------
End of period (including undistributed net investment
income of $32,542 at December 31, 1999) ...................................  $  91,127,104      $  22,493,537
                                                                             --------------     -------------
                                                                             --------------     -------------

-----------------------
+   Commencement of operations.




                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   Mitchell Hutchins Series Trust--Tactical Allocation Portfolio (the "Portfolio") is a diversified Portfolio of Mitchell Hutchins Series Trust (the "Fund"), which is organized under Massachusetts law by a Declaration of Trust dated November 21, 1986 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund operates as a series company currently offering thirteen Portfolios. Shares of the Portfolio are offered to insurance company separate accounts which fund certain variable contracts.

   Prior to the commencement of operations on September 28, 1998, the Portfolio had no activity other than the sale of one share for a total amount of $12.00 to Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser and administrator of the Portfolio.

   Currently, the Portfolio offers Class H and Class I shares. Each class represents interests in the same assets of the Portfolio, and the classes are identical except for differences in their distribution charges. Both classes have equal voting privileges except that Class I has exclusive voting rights with respect to its distribution plan. Class H has no distribution plan.

   The Fund accounts separately for the assets, liabilities and operations for each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis.

   The preparation of financial statements in accordance with generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   Valuation of Investments--The Portfolio calculates its net asset value based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.

NOTES TO FINANCIAL STATEMENTS


   REPURCHASE AGREEMENTS--The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio may participate in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost basis. Dividend income is recorded on the ex-dividend date ("ex-date"). Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

   Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

   DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT ADVISER AND ADMINISTRATOR

   The board has approved an investment advisory and administration contract with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Portfolio. In accordance with the Advisory Contract, the Portfolio pays Mitchell Hutchins an investment advisory and administration fee, which is computed daily and payable monthly, at an annual rate of 0.50% of the Portfolio's average daily net assets. At December 31, 1999, the Portfolio owed Mitchell Hutchins $35,580 in investment advisory and administration fees. Mitchell Hutchins waived a portion of its investment advisory and administration fees in connection with the Portfolio's investment of cash collateral from securities lending transactions in the Mitchell Hutchins Private Money Market Fund LLC. For the year ended December 31, 1999, Mitchell Hutchins waived $451.

   For the year ended December 31, 1999, the Fund paid $12 in brokerage commissions to PaineWebber for transactions executed on behalf of the Fund.

DISTRIBUTION PLAN

    Class I shares are offered to insurance company separate accounts where the related insurance companies receive payments for their services in connection with the distribution of the Portfolio's Class I shares. Under the plan of distribution, the Portfolio pays Mitchell Hutchins a monthly distribution fee at the annual rate of 0.25% of the average daily net assets of Class I shares. Mitchell Hutchins pays the entire distribution fee to the insurance companies. For the period January 5, 1999 (commencement of issuance of Class I shares) to December 31, 1999, Mitchell Hutchins and the insurance companies waived the entire distribution fee.

NOTES TO FINANCIAL STATEMENTS


SECURITY LENDING

   The Portfolio may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Portfolio receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the year ended December 31, 1999, the Portfolio earned $3,085 for lending its securities and PaineWebber earned $1,039 in compensation as the Portfolio's lending agent. At December 31, 1999, the Portfolio owed PaineWebber $1,005 in compensation.

    As of December 31, 1999, the Portfolio held cash and/or cash equivalents having an aggregate value of $10,338,900 as collateral for portfolio securities loaned having a market value of $10,173,640. The cash collateral was invested in the following money market funds:

 NUMBER OF
  SHARES                                                                                         VALUE
----------                                                                                   ------------
 6,503,915  Mitchell Hutchins Private Money Market Fund LLC.............................     $  6,503,915
 3,693,165  Liquid Assets Portfolio.....................................................        3,693,165
   141,820  Prime Portfolio.............................................................          141,820
                                                                                             ------------
Total investments of cash collateral received for securities loaned (cost--$10,338,900).     $ 10,338,900
                                                                                             ------------
                                                                                             ------------

BANK LINE OF CREDIT

   The Portfolio may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Portfolio at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Portfolio has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Portfolio at a rate based on prevailing market rates in effect at the time of borrowings. For the year ended December 31, 1999, the Portfolio had an average amount of borrowing outstanding under the Facility of $4,640,000 for five days with a related weighted average annualized interest rate of 5.24%. The Portfolio did not borrow under the Facility at any other time for the year ended December 31, 1999.

INVESTMENTS IN SECURITIES

   At December 31, 1999, the cost of securities for federal income tax purposes was $86,959,519.

   At December 31, 1999, the components of net unrealized appreciation of investments for federal income tax purposes were as follows:

          Gross appreciation (investments having an excess of value over cost).............   $7,196,189
          Gross depreciation (investments having an excess of cost over value).............   (3,060,703)
                                                                                            ------------
          Net unrealized appreciation of investments.......................................   $4,135,486
                                                                                            ------------
                                                                                            ------------

   For the year ended December 31, 1999, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $85,571,167 and $47,809,661, respectively.

NOTES TO FINANCIAL STATEMENTS



FEDERAL TAX STATUS

    The Portfolio intends to distribute all of its taxable income and to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required.

SHARES OF BENEFICIAL INTEREST

    There are an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                                          Class H                                   Class I
                                     ----------------------------------------------------    ------------------------
                                                                    For the Period              For the Period
                                           For the                September 28, 1998+          January 5, 1999++
                                          Year Ended                    through                     through
                                       December 31, 1999           December 31, 1998           December 31, 1999
                                     -----------------------    -------------------------    ------------------------
                                       Shares      Amount           Shares      Amount         Shares       Amount
                                     ----------  -----------    -----------  ------------    ----------   -----------
Shares sold .......................  2,060,203  $33,179,597      1,547,313   $19,989,470      3,333,610   $54,188,815
Shares repurchased ................ (1,499,667) (24,078,224)       (38,393)     (552,029)      (245,923)   (3,992,104)
Reinvestment of dividends .........    157,007    2,567,197          --            --           214,782     3,528,747
                                     ----------  -----------    -----------  ------------    ----------   -----------
Net increase ......................    717,543  $11,668,570      1,508,920   $19,437,441      3,302,469   $53,725,458
                                     ----------  -----------    -----------  ------------    ----------   -----------
                                     ----------  -----------    -----------  ------------    ----------   -----------

---------------------------
+  Commencement of operations.
++  Commencement of issuance of shares.

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO


FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                         CLASS H                       CLASS I
                                                                         ----------------------------------------  -----------------
                                                                          FOR THE PERIOD        FOR THE PERIOD       FOR THE PERIOD
                                                                             FOR THE          SEPTEMBER 28, 1998+  JANUARY 5, 1999++
                                                                            YEAR ENDED            THROUGH              THROUGH
                                                                         DECEMBER 31, 1999    DECEMBER 31, 1998    DECEMBER 31, 1999
                                                                         -----------------    -------------------  -----------------
Net asset value, beginning of period ..................................      $  14.91             $  12.00            $  14.89
                                                                             --------             --------            --------
Net investment income .................................................          0.11@                0.02                0.11@
Net realized and unrealized gains from investments ....................          2.64@                2.99                2.65@
                                                                             --------             --------            --------
Net increase from investment operations ...............................          2.75                 3.01                2.76
                                                                             --------             --------            --------
Dividends from net investment income ..................................         (0.06)               (0.02)              (0.06)

Distributions from net realized gains from investments ................         (1.11)               (0.08)              (1.11)
                                                                             --------             --------            --------
Total dividends and distributions to shareholders .....................         (1.17)               (0.10)              (1.17)
                                                                             --------             --------            --------
Net asset value, end of period ........................................      $  16.49             $  14.91            $  16.48
                                                                             --------             --------            --------
                                                                             --------             --------            --------
Total investment return(1) ............................................         18.43%               24.98%              18.52%
                                                                             --------             --------            --------
                                                                             --------             --------            --------
Ratios/Supplemental data:
Net assets, end of period (000's) .....................................      $ 36,714             $ 22,494            $ 54,413

Expenses to average net assets, before waiver from adviser ............          0.74%                0.95%*              0.99%*

Expenses to average net assets, after waiver from adviser .............          0.74%                0.95%*              0.74%*

Net investment income to average net assets,
before waiver from adviser ............................................          0.71%                0.77%*
                                                                                                                          0.56%*
Net investment income to average net assets,
after waiver from adviser .............................................          0.71%                0.77%*
                                                                                                                          0.81%*
Portfolio turnover rate ...............................................           110%                   6%                110%

-----------------------------
+   Commencement of operations.
++   Commencement of issuance of shares.
*   Annualized.
@  Calculated using the average monthly shares outstanding for the period.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO



REPORT OF INDEPENDENT AUDITORS
The Board of Trustees and Shareholders
Mitchell Hutchins Series Trust--Tactical Allocation Portfolio

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Mitchell Hutchins Series Trust--Tactical Allocation Portfolio, (the "Portfolio") (one of the Portfolios constituting Mitchell Hutchins Series Trust (the "Fund")) as of December 31, 1999, the related statement of operations for the year then ended, and the statement of changes in net assets for the period September 28, 1998 (commencement of operations) through December 31, 1999 and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mitchell Hutchins Series Trust--Tactical Allocation Portfolio at December 31, 1999, the results of its operations for the year then ended, and the changes in its net assets for the period September 28, 1998 through December 31, 1999 and financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

                                                 /s/ Ernst & Young LLP


New York, New York
February 16, 2000

                          ANNUAL REPORT

---------------------------------------------------------------------
                                                  MITCHELL

                                                  HUTCHINS SERIES

                                                  TRUST



                                                  TACTICAL

                                                  ALLOCATION

                                                  PORTFOLIO


                                                  DECEMBER 31, 1999




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                              All rights reserved.
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